Note 11 - Accounts Payable, Trade	12 Months Ended
Dec. 31, 2015
Accounts Payable Trade [Abstract]
Accounts Payable Trade [Text Block]
11.	ACCOUNTS PAYABLE, TRADE

Accounts payable, trade, as of December 31, 2015 and 2014 were as follows:

	As of December 31,	As of December 31,
	2015	2014
Suppliers	$3,177	$3,751
Shipyards	346	223
Insurers	824	697
Agents	714	650
Other creditors	10,088	8,889
	$15,149	$14,210

During the years ended December 31, 2015 and 2014, the Company issued approximately 3,849,982 common shares and 517 common shares, respectively, to various vendors and related parties in respect of account payable to settle outstanding invoices of approximately $1,219 and $13,295, respectively, including true up clauses. See further discussion at Note 18.